Investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Investments [Abstract]
Summary of Investments
As of and for the year ended December 31, 2023:

In $000s	Jan. 1, 2023	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2023

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$1,272	$8,875	$(6,573)	$6,196	$—	$—	$9,770
Loans receivable[3]	2,501	16,439	(1,054)	—	—	744	18,630
Total short-term investments	$3,773	$25,314	$(7,627)	$6,196	$—	$744	$28,400

LONG-TERM INVESTMENTS
Common shares[2]	$19,025	$8,590	$(1,376)	$—	$(8,557)	$—	$17,682
Warrants and other[1]	2,088	—	(540)	—	80	—	1,628
Convertible debt instruments[1]	105,004	114,001	(17,236)	(6,196)	15,591	—	211,164
Total long-term investments	$126,117	$122,591	$(19,152)	$(6,196)	$7,114	$—	$230,474
Total investments	$129,890	$147,905	$(26,779)	$—	$7,114	$744	$258,874
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Interest revenue recorded within Net Income (loss) for the period.
As of and for the year ended December 31, 2022:

In $000s	Jan. 1, 2022	Additions	Disposals	Transfers	Fair Value Adjustment	Interest Revenue	Dec. 31, 2022

SHORT-TERM INVESTMENTS
Convertible debt instruments[1]	$—	$—	$—	$1,272	$—	$—	$1,272
Loans receivable[3]	5,001	—	(2,787)	—	—	287	2,501
Total short-term investments	$5,001	$—	$(2,787)	$1,272	$—	$287	$3,773

LONG-TERM INVESTMENTS
Common shares[2]	$21,486	$10,748	$(4,820)	$—	$(8,389)	$—	$19,025
Warrants and other[1]	1,666	—	—	—	422	—	2,088
Convertible debt instruments[1]	904	104,972	(934)	(1,272)	1,334	—	105,004
Loans receivable[3]	—	33,781	(33,311)	—	—	(470)	—
Total long-term investments	$24,056	$149,501	$(39,065)	$(1,272)	$(6,633)	$(470)	$126,117
Total investments	$29,057	$149,501	$(41,852)	$—	$(6,633)	$(183)	$129,890
1.Fair value adjustment recorded within Net Income (loss) for the period.
2.Fair value adjustment recorded within Other Comprehensive Income (loss) for the period.
3.Interest revenue recorded within Net Income (loss) for the period.